Financial instruments by Category (Details 3)	12 Months Ended
Jun. 30, 2020
TGLT Convertible Notes [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	TGLT Convertible Notes
Pricing model / method	Black& Scholes - Thoretical price
Level 2 [Member] | Swaps Of Interest Rate [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Swaps of interest rate
Pricing model / method	Discounted cash flow
Parameters	Interest rate futures
Level 2 [Member] | Investments in Financial Assets [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Investments in financial assets
Pricing model / method	NAV - Theoretical price
Parameters	Value is determinated based on the company´s shares in equity funds based on its Financial Statements, which are based on fair value, or evaluations of its investment.
Level 2 [Member] | Foreign-Currency Contracts One [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Foreign-currency contracts
Pricing model / method	Present value method - Theoretical price
Parameters	Foreign exchange curve
Level 3 [Member] | TGLT Convertible Notes [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	TGLT Convertible Notes
Parameters	Underlying asset price (Market price) - share price volatility and market Interest rate
Range term	Underlying asset price 10 to 13, share price volatility 55% to 75%, market interest-rate 8% to 9%
Foreign-Currency Contracts [Member] | Level 2 [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Description	Foreign-currency contracts
Pricing model / method	Present value method - Theoretical price
Parameters	Underlying asset price (Money market curve); Interest curve